Presentation of the financial statements (Policies)	12 Months Ended
Dec. 31, 2017
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Implementation of new accounting standards and interpretations

Implementation of new accounting standards and interpretations

An agenda decision by the IFRS Interpretations Committee in September 2017 clarified that charges for interest on tax should be reported within finance expense and certain penalties on tax settlements should be reported within administrative expenses. Previously GSK had reported these charges within the overall tax charge in the income statement or other comprehensive income, as appropriate.

GSK has adopted the revised basis of reporting in 2017 and, as a result of a number of settlements during the year, has recorded credits for interest on tax for 2017 of £24 million in finance expense. There were no material charges for penalties on settlements during 2017 that required adjustment.

Accrued interest payable on tax at 31 December 2017 was £52 million, and this is included within trade and other payables on the Group balance sheet. The impact on prior years was not material and so prior year amounts have not been restated.

Consolidation

Consolidation

The consolidated financial statements include:

•	the assets and liabilities, and the results and cash flows, of the company and its subsidiaries, including ESOP Trusts

•	the Group’s share of the results and net assets of associates and joint ventures

•	the Group’s share of assets, liabilities, revenue and expenses of joint operations.

The financial statements of entities consolidated are made up to 31 December each year.

Entities over which the Group has the power to direct the relevant activities so as to affect the returns to the Group, generally through control over the financial and operating policies, are accounted for as subsidiaries.

Where the Group has the ability to exercise joint control over, and rights to the net assets of, entities, the entities are accounted for as joint ventures. Where the Group has the ability to exercise joint control over an arrangement, but has rights to specified assets and obligations for specified liabilities of the arrangement, the arrangement is accounted for as a joint operation. Where the Group has the ability to exercise significant influence over entities, they are accounted for as associates. The results and assets and liabilities of associates and joint ventures are incorporated into the consolidated financial statements using the equity method of accounting. The Group’s rights to assets, liabilities, revenue and expenses of joint operations are included in the consolidated financial statements in accordance with those rights and obligations.

Interests acquired in entities are consolidated from the date the Group acquires control and interests sold are de-consolidated from the date control ceases.

Transactions and balances between subsidiaries are eliminated and no profit before tax is taken on sales between subsidiaries until the products are sold to customers outside the Group. The relevant proportion of profits on transactions with joint ventures, joint operations and associates is also deferred until the products are sold to third parties. Transactions with non-controlling interests are recorded directly in equity. Deferred tax relief on unrealised intra-Group profit is accounted for only to the extent that it is considered recoverable.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration. Where the consideration transferred, together with the non-controlling interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. The costs of acquisition are charged to the income statement in the period in which they are incurred.

Goodwill is capitalised as a separate item in the case of subsidiaries and as part of the cost of investment in the case of joint ventures and associates. Goodwill is denominated in the currency of the operation acquired.

Where the cost of acquisition is below the fair value of the net assets acquired, the difference is recognised directly in the income statement.

Where not all of the equity of a subsidiary is acquired the non-controlling interest is recognised either at fair value or at the non-controlling interest’s share of the net assets of the subsidiary, on a case-by-case basis. Changes in the Group’s ownership percentage of subsidiaries are accounted for within equity.

Foreign currency translation

Foreign currency translation

Foreign currency transactions are booked in the functional currency of the Group company at the exchange rate ruling on the date of transaction. Foreign currency monetary assets and liabilities are retranslated into the functional currency at rates of exchange ruling at the balance sheet date. Exchange differences are included in the income statement.

On consolidation, assets and liabilities, including related goodwill, of overseas subsidiaries, associates and joint ventures, are translated into Sterling at rates of exchange ruling at the balance sheet date. The results and cash flows of overseas subsidiaries, associates and joint ventures are translated into Sterling using average rates of exchange.

Exchange adjustments arising when the opening net assets and the profits for the year retained by overseas subsidiaries, associates and joint ventures are translated into Sterling, less exchange differences arising on related foreign currency borrowings which hedge the Group’s net investment in these operations, are taken to a separate component of equity.

When translating into Sterling the assets, liabilities, results and cash flows of overseas subsidiaries, associates and joint ventures which are reported in currencies of hyper-inflationary economies, adjustments are made where material to reflect current price levels. Any loss on net monetary assets is charged to the consolidated income statement.

Revenue

Revenue

Revenue is recognised in the income statement when goods or services are supplied or made available to external customers against orders received, title and risk of loss is passed to the customer, reliable estimates can be made of relevant deductions and all relevant obligations have been fulfilled, such that the earnings process is regarded as being complete.

Turnover represents net invoice value after the deduction of discounts and allowances given and accruals for estimated future rebates and returns. The methodology and assumptions used to estimate rebates and returns are monitored and adjusted regularly in the light of contractual and legal obligations, historical trends, past experience and projected market conditions. Market conditions are evaluated using wholesaler and other third-party analyses, market research data and internally generated information. Value added tax and other sales taxes are excluded from revenue.

Where the Group co-promotes a product and the counterparty records the sale, the Group records its share of revenue as co-promotion income within turnover. The nature of co-promotion activities is such that the Group records no costs of sales. Pharmaceutical turnover includes co-promotion revenue of £16 million (2016 – £9 million; 2015 – £14 million). In addition, initial or event-based milestone income (excluding royalty income) arising on development or marketing collaborations of the Group’s compounds or products with other parties is recognised in turnover. No such income is included in turnover for all the periods presented.

Royalty income is recognised on an accruals basis in accordance with the terms of the relevant licensing agreements.

Expenditure

Expenditure

Expenditure is recognised in respect of goods and services received when supplied in accordance with contractual terms. Provision is made when an obligation exists for a future liability in respect of a past event and where the amount of the obligation can be reliably estimated. Manufacturing start-up costs between validation and the achievement of normal production are expensed as incurred. Advertising and promotion expenditure is charged to the income statement as incurred. Shipment costs on inter-company transfers are charged to cost of sales; distribution costs on sales to customers are included in selling, general and administrative expenditure.

Restructuring costs are recognised and provided for, where appropriate, in respect of the direct expenditure of a business reorganisation where the plans are sufficiently detailed and well advanced, and where appropriate communication to those affected has been undertaken.

Research and development

Research and development

Research and development expenditure is charged to the income statement in the period in which it is incurred. Development expenditure is capitalised when the criteria for recognising an asset are met, usually when a regulatory filing has been made in a major market and approval is considered highly probable. Property, plant and equipment used for research and development is capitalised and depreciated in accordance with the Group’s policy.

Environmental expenditure

Environmental expenditure

Environmental expenditure related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible is charged to the income statement. The Group recognises its liability on a site-by-site basis when it can be reliably estimated. This liability includes the Group’s portion of the total costs and also a portion of other potentially responsible parties’ costs when it is probable that they will not be able to satisfy their respective shares of the clean-up obligation. Recoveries of reimbursements are recorded as assets when virtually certain.

Legal and other disputes

Legal and other disputes

Provision is made for the anticipated settlement costs of legal or other disputes against the Group where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome. In addition, provision is made for legal or other expenses arising from claims received or other disputes. In respect of product liability claims related to certain products, there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. In certain cases, an incurred but not reported (IBNR) actuarial technique is used to determine this estimate.

The Group may become involved in legal proceedings, in respect of which it is not possible to make a reliable estimate of the expected financial effect, if any, that could result from ultimate resolution of the proceedings. In these cases, appropriate disclosure about such cases would be included but no provision would be made. Costs associated with claims made by the Group against third parties are charged to the income statement as they are incurred.

Pensions and other post-employment benefits

Pensions and other post-employment benefits

The costs of providing pensions under defined benefit schemes are calculated using the projected unit credit method and spread over the period during which benefit is expected to be derived from the employees’ services, consistent with the advice of qualified actuaries. Pension obligations are measured as the present value of estimated future cash flows discounted at rates reflecting the yields of high quality corporate bonds. Pension scheme assets are measured at fair value at the balance sheet date.

The costs of other post-employment liabilities are calculated in a similar way to defined benefit pension schemes and spread over the period during which benefit is expected to be derived from the employees’ services, in accordance with the advice of qualified actuaries.

Actuarial gains and losses and the effect of changes in actuarial assumptions, are recognised in the statement of comprehensive income in the year in which they arise.

The Group’s contributions to defined contribution plans are charged to the income statement as incurred.

Employee share plans

Employee share plans

Incentives in the form of shares are provided to employees under share option and share award schemes.

The fair values of these options and awards are calculated at their grant dates using a Black-Scholes option pricing model and charged to the income statement over the relevant vesting periods.

The Group provides finance to ESOP Trusts to purchase company shares to meet the obligation to provide shares when employees exercise their options or awards. Costs of running the ESOP Trusts are charged to the income statement. Shares held by the ESOP Trusts are deducted from other reserves. A transfer is made between other reserves and retained earnings over the vesting periods of the related share options or awards to reflect the ultimate proceeds receivable from employees on exercise.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment (PP&E) is stated at the cost of purchase or construction, less provisions for depreciation and impairment. Financing costs are capitalised within the cost of qualifying assets in construction.

Depreciation is calculated to write off the cost less residual value of PP&E, excluding freehold land, using the straight-line basis over the expected useful life. Residual values and lives are reviewed, and where appropriate adjusted annually. The normal expected useful lives of the major categories of PP&E are:

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years

On disposal of PP&E, the cost and related accumulated depreciation and impairments are removed from the financial statements and the net amount, less any proceeds, is taken to the income statement.

Leases

Leases

Leasing agreements which transfer to the Group substantially all the benefits and risks of ownership of an asset are treated as finance leases, as if the asset had been purchased outright. The assets are included in PP&E or computer software and the capital elements of the leasing commitments are shown as obligations under finance leases. Assets held under finance leases are depreciated on a basis consistent with similar owned assets or the lease term, if shorter. The interest element of the lease rental is included in the income statement. All other leases are operating leases and the rental costs are charged to the income statement on a straight-line basis over the lease term.

Goodwill

Goodwill

Goodwill is stated at cost less impairments. Goodwill is deemed to have an indefinite useful life and is tested for impairment at least annually.

Where the fair value of the interest acquired in an entity’s assets, liabilities and contingent liabilities exceeds the consideration paid, this excess is recognised immediately as a gain in the income statement.

Other intangible assets

Other intangible assets

Intangible assets are stated at cost less provisions for amortisation and impairments.

Licences, patents, know-how and marketing rights separately acquired or acquired as part of a business combination are amortised over their estimated useful lives, generally not exceeding 20 years, using the straight-line basis, from the time they are available for use. The estimated useful lives for determining the amortisation charge take into account patent lives, where applicable, as well as the value obtained from periods of non-exclusivity. Asset lives are reviewed, and where appropriate adjusted, annually. Contingent milestone payments are recognised at the point that the contingent event becomes probable. Any development costs incurred by the Group and associated with acquired licences, patents, know-how or marketing rights are written off to the income statement when incurred, unless the criteria for recognition of an internally generated intangible asset are met, usually when a regulatory filing has been made in a major market and approval is considered highly probable.

Acquired brands are valued independently as part of the fair value of businesses acquired from third parties where the brand has a value which is substantial and long term and where the brands either are contractual or legal in nature or can be sold separately from the rest of the businesses acquired. Brands are amortised over their estimated useful lives of up to 20 years, except where it is considered that the useful economic life is indefinite.

The costs of acquiring and developing computer software for internal use and internet sites for external use are capitalised as intangible fixed assets where the software or site supports a significant business system and the expenditure leads to the creation of a durable asset. ERP systems software is amortised over seven to ten years and other computer software over three to five years.

Impairment of non-current assets

Impairment of non-current assets

The carrying values of all non-current assets are reviewed for impairment, either on a stand-alone basis or as part of a larger cash generating unit, when there is an indication that the assets might be impaired. Additionally, goodwill, intangible assets with indefinite useful lives and intangible assets which are not yet available for use are tested for impairment annually. Any provision for impairment is charged to the income statement in the year concerned.

Impairments of goodwill are not reversed. Impairment losses on other non-current assets are only reversed if there has been a change in estimates used to determine recoverable amounts and only to the extent that the revised recoverable amounts do not exceed the carrying values that would have existed, net of depreciation or amortisation, had no impairments been recognised.

Investments in associates, joint ventures and joint operations

Investments in associates, joint ventures and joint operations

Investments in associates and joint ventures are carried in the consolidated balance sheet at the Group’s share of their net assets at date of acquisition and of their post-acquisition retained profits or losses together with any goodwill arising on the acquisition. The Group recognises its rights to assets, liabilities, revenue and expenses of joint operations.

Available-for-sale investments

Available-for-sale investments

Liquid investments and other investments are classified as available-for-sale investments and are initially recorded at fair value plus transaction costs and then remeasured at subsequent reporting dates to fair value. Unrealised gains and losses on available-for-sale investments are recognised directly in other comprehensive income. Impairments arising from the significant or prolonged decline in fair value of an equity investment reduce the carrying amount of the asset directly and are charged to the income statement.

On disposal or impairment of the investments, any gains and losses that have been deferred in other comprehensive income are reclassified to the income statement. Dividends on equity investments are recognised in the income statement when the Group’s right to receive payment is established. Equity investments are recorded in non-current assets unless they are expected to be sold within one year.

Purchases and sales of equity investments are accounted for on the trade date and purchases and sales of other available-for-sale investments are accounted for on settlement date.

Inventories

Inventories

Inventories are included in the financial statements at the lower of cost (including raw materials, direct labour, other direct costs and related production overheads) and net realisable value. Cost is generally determined on a first in, first out basis. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product. Before that point a provision is made against the carrying value to its recoverable amount; the provision is then reversed at the point when a high probability of regulatory approval is determined.

Trade receivables

Trade receivables

Trade receivables are carried at original invoice amount less any provisions for doubtful debts. Provisions are made where there is evidence of a risk of non-payment, taking into account ageing, previous experience and general economic conditions. When a trade receivable is determined to be uncollectable it is written off, firstly against any provision available and then to the income statement.

Subsequent recoveries of amounts previously provided for are credited to the income statement. Long-term receivables are discounted where the effect is material.

Borrowings

Borrowings

All borrowings are initially recorded at the amount of proceeds received, net of transaction costs. Borrowings are subsequently carried at amortised cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to the income statement over the period of the relevant borrowing.

Taxation

Taxation

Current tax is provided at the amounts expected to be paid applying tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is provided in full, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised. Deferred tax is provided on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is provided using rates of tax that have been enacted or substantively enacted by the balance sheet date.

Derivative financial instruments and hedging

Derivative financial instruments and hedging

Derivative financial instruments are used to manage exposure to market risks. The principal derivative instruments used by GSK are foreign currency swaps, interest rate swaps, foreign exchange forward contracts and options. The Group does not hold or issue derivative financial instruments for trading or speculative purposes.

Derivative financial instruments are classified as held-for-trading and are carried in the balance sheet at fair value. Derivatives designated as hedging instruments are classified on inception as cash flow hedges, net investment hedges or fair value hedges.

Changes in the fair value of derivatives designated as cash flow hedges are recognised in other comprehensive income to the extent that the hedges are effective. Ineffective portions are recognised in profit or loss immediately. Amounts deferred in other comprehensive income are reclassified to the income statement when the hedged item affects profit or loss.

Net investment hedges are accounted for in a similar way to cash flow hedges.

Changes in the fair value of derivatives designated as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability.

Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised immediately in the income statement.

Discounting

Discounting

Where the time value of money is material, balances are discounted to current values using appropriate discount rates. The unwinding of the discounts is recorded in finance income and finance expense.